Vessel Operating Expenses - Summary of Vessel Operating Expenses Amounts in Accompanying Consolidated Statements of Comprehensive Income (Detail) - USD ($)	5 Months Ended	10 Months Ended		12 Months Ended
	Dec. 31, 2022	Oct. 18, 2022	Dec. 31, 2021	Dec. 31, 2023
Other Income and Expenses [Abstract]
Crew wages and related costs	$ 504,762	$ 1,146,110	$ 735,045	$ 2,793,031
Insurance	63,164	142,520	78,812	234,649
Repairs and maintenance	95,585	429,575	235,264	417,680
Spares and consumable stores	209,417	461,925	322,389	957,360
Miscellaneous expenses	23,344	223,556	171,768	393,066
Total (expenses)/income	$ 896,272	$ 2,403,686	$ 1,543,278	$ 4,795,786